Right-of-use Assets (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Evolution of the Group's Right-of-use Assets

	Land and buildings	Exploitation facilities and equipment	Machinery and equipment		Gas stations	Transportation equipment	Total
Balances for initial application of IFRS 16	450	6,732	8,612		3,356	3,909	23,059

Cost
Increases	266	13,129	19,429		163	6,792	39,779
Translation differences	310	4,587	6,189		1,687	2,545	15,318
Adjustment for inflation (2)	—	—	—		275	—	275
Decreases and reclassifications	—	(1,162)	(1,264)		(58)	(64)	(2,548)

Accumulated depreciation
Increases	208	6,051	3,174		667	2,430	12,530 (1)
Translation differences	45	1,138	850		117	619	2,769
Decreases and reclassifications	—	(507)	(283)		(7)	(10)	(807)

Cost	1,026	23,286	32,966		5,423	13,182	75,883
Accumulated depreciation	253	6,682	3,741		777	3,039	14,492

Balances as of December 31, 2019	773	16,604	29,225		4,646	10,143	61,391

Cost
Increases	11	4,116	4,781		97	2,416	11,421
Translation differences	396	9,187	11,275		1,863	5,374	28,095
Adjustment for inflation (2)	7	—	—		321	—	328
Decreases and reclassifications	(90)	(9,212)	(23,984	) (3)	—	(1,771)	(35,057)

Accumulated depreciation
Increases	325	7,315	6,336		973	6,713	21,662 (1)
Translation differences	155	3,675	2,497		380	2,525	9,232
Adjustment for inflation (2)	5	—	—		68	—	73
Decreases and reclassifications	(10)	(5,260)	(2,833	) (3)	—	(767)	(8,870)

Cost	1,350	27,377	25,038		7,704	19,201	80,670
Accumulated depreciation	728	12,412	9,741		2,198	11,510	36,589

Balances as of December 31, 2020	622	14,965	15,297		5,506	7,691	44,081

(1)
Includes 17,873 and 10,509 that were charged to “Depreciation of right-of-use
assets” in the comprehensive statement of income for the years ended December 31, 2020 and 2019, respectively, (see Note 25), and includes 3,789 and 2,021 that were capitalized in the item “Property, plant and equipment” in the statement of financial position (see Note 8).

(2)	Includes the adjustment for inflation of subsidiaries with the Peso as functional currency for first application of IFRS 16, which was charged to other comprehensive income.
(3)	Includes (21,103) and (2,110) of cost and acumulated depreciation, respectively, for a decrease in liquefaction barge with Exmar. See Note 33.f.